INCOME TAXES (Income Tax Examination) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended											12 Months Ended
	Aug. 31, 2012	Dec. 31, 2012	Jan. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Current Liabilities From Discontinued Operations [Member]	Dec. 31, 2011 Current Liabilities From Discontinued Operations [Member]	Dec. 31, 2012 Income Taxes Payable [Member]	Dec. 31, 2011 Income Taxes Payable [Member]	Dec. 31, 2012 Income Taxes Payable Related To Current Operations [Member]	Dec. 31, 2011 Income Taxes Payable Related To Current Operations [Member]	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2012 Minimum [Member] The Netherlands [Member]	Dec. 31, 2012 Minimum [Member] Foreign Jurisdictions [Member]	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2012 Maximum [Member] The Netherlands [Member]	Dec. 31, 2012 Maximum [Member] Foreign Jurisdictions [Member]
Income Tax Examination [Line Items]
Years under examination												2002	2010	2005	2004	2012	2012
Income tax examination, assessed income tax liability					$ 7,325
Income tax liability reserve recorded					10,690
Reserve for interest and penalties					4,804
The total amount of outstanding initial tax claims to be settled with the Internal Revenue Service			3,329
The total amount of outstanding initial tax claims relating to interest charges, to be settled with the Internal Revenue Service			877
Payments for filing the Offer in Compromise Form	40
Unrecognized tax benefits		$ 3,458		$ 3,329		$ 1,937	$ 1,858	$ 1,521	$ 1,471	$ 193	$ 89